Subsequent Events (Details) $ in Millions	Dec. 13, 2021 USD ($) item	Nov. 08, 2021 USD ($)	Sep. 30, 2021 USD ($)
Subsequent Event [Line Items]
Equity Value			$ 900.0
Subsequent Events.
Subsequent Event [Line Items]
Equity Value		$ 675.0
Subsequent Events. | Convertible promissory note
Subsequent Event [Line Items]
Number of existing investors | item	2
Aggregate amount of note	$ 27.0
Interest rate	10.00%